Document and Entity Information	Dec. 11, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 11, 2024
Entity Registrant Name	BRIGHT HORIZONS FAMILY SOLUTIONS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35780
Entity Tax Identification Number	80-0188269
Entity Address Address Line 1	2 Wells Avenue
Entity Address City Or Town	Newton
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02459
City Area Code	617
Local Phone Number	673-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	BFAM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001437578